Related Party Transactions and Direction and Coordination Activity - Summary of Employee Benefits Expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [Line Items]
Total employee benefits expenses	€ 3,105	€ 3,626	€ 3,106
Consolidated statement of financial position [member]
Disclosure of transactions between related parties [Line Items]
Total trade and miscellaneous payables and other current liabilities	€ 24	24
Type of contract	Payables for contributions to pension funds
Consolidated statement of financial position [member] | Fontedir [member]
Disclosure of transactions between related parties [Line Items]
Total trade and miscellaneous payables and other current liabilities	€ 3	3
Consolidated statement of financial position [member] | Telemaco [member]
Disclosure of transactions between related parties [Line Items]
Total trade and miscellaneous payables and other current liabilities	21	21
Employee costs [member]
Disclosure of transactions between related parties [Line Items]
Total employee benefits expenses	€ 78	74	83
Type of contract	Contributions to pension funds
Employee costs [member] | Fontedir [member]
Disclosure of transactions between related parties [Line Items]
Total employee benefits expenses	€ 8	10	11
Employee costs [member] | Telemaco [member]
Disclosure of transactions between related parties [Line Items]
Total employee benefits expenses	66	67	69
Employee costs [member] | Other pension funds [member]
Disclosure of transactions between related parties [Line Items]
Total employee benefits expenses	€ 4	€ (3)	€ 3